Selling, General and Administrative Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Staff costs, maintenance costs, and utilities	$ 342	$ 417	$ 537
Depreciation of property, plant and equipment and amortization of intangible assets	25	45	49
Other	106	34	9
Total	473	496	595
Expense from share-based payment transactions with employees	$ 96	$ 92	$ 152